Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Parenthetical) (Detail)						12 Months Ended
	Sep. 03, 2025	Jul. 24, 2025	Dec. 07, 2023	Mar. 29, 2019	Nov. 30, 2018	Dec. 31, 2025
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity	September 2030	July 2030	December 2028
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity						March 1, 2028
Decription of currency used						Canadian dollars
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity					November 30, 2028	November 30, 2028
Decription of currency used						Canadian dollars
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity				April 30, 2034		April 30, 2031
Decription of currency used						Canadian dollars
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity						January 1, 2030
Decription of currency used						Canadian dollars
Federal LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity						November 14
Decription of currency used						Canadian dollars
Provincial LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity						November 14
Decription of currency used						Canadian dollars